Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Cash Reserves))	0 Months Ended
	Oct. 28, 2011
Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver and Expense Reimbursement	(0.64%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%
Class B
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.62%
Fee Waiver and Expense Reimbursement	(1.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%
Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and Expense Reimbursement	(1.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%
Class N
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and Expense Reimbursement	(0.90%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%

[1]	The Fund's investment adviser has voluntarily agreed to limit the Fund's management fee so that the fees do not exceed an annual rate of 0.40% of the daily net assets for each class of shares. The investment adviser has also agreed to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. Effective July 1, 2009, the Distributor voluntarily agreed to set the fee rate it is entitled to receive under the Distribution and/or Service Plans for Class A, Class B, Class C, and Class N shares at 0.00%. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each of these voluntary expense limitations may be amended or withdrawn after one year from the date of this prospectus.